Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 05, 2012
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2003	40.55%
Annual Return 2004	13.86%
Annual Return 2005	13.27%
Annual Return 2006	17.75%
Annual Return 2007	25.67%
Annual Return 2008	(4.52%)
Annual Return 2009	21.08%
Annual Return 2010	6.28%
Annual Return 2011	(5.66%)
(PIMCO EqS Long/Short Fund - Retail) | Class A
Bar Chart Table:
Annual Return 2003	40.55%
Annual Return 2004	13.86%
Annual Return 2005	13.27%
Annual Return 2006	17.75%
Annual Return 2007	25.67%
Annual Return 2008	(4.52%)
Annual Return 2009	21.08%
Annual Return 2010	6.28%
Annual Return 2011	(5.66%)